JOHN HANCOCK MUTUAL VARIABLE LIFE INSURANCE ACCOUNT UV

                           VARIABLE ESTATE PROTECTION


                          SUPPLEMENT DATED MAY 1, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

                                  NEW YORK ONLY

Notwithstanding any language in the prospectuses to the contrary, the following variable investment options are not currently available with respect to VARIABLE ESTATE PROTECTION policies delivered or issued for delivery in New York:
Fidelity VIP Contrafund(R), Large Cap Aggressive Growth, Fidelity VIP Growth, AIM V.I. Value, Fundamental Mid Cap Growth, MFS New Discovery and Templeton International Securities.